Principles of Consolidation	12 Months Ended
Sep. 30, 2014
Principles Of Consolidation [Abstract]
Principles of Consolidation

Note 1—Principles of Consolidation

The consolidated financial statements include the accounts of CMS Bancorp, Inc. (the “Company”) a Delaware Corporation and its wholly owned subsidiary, CMS Bank (the “Bank”). The Company’s business is conducted principally through the Bank. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior period amounts have been reclassified in the consolidated financial statements to conform to the current presentation.